FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Feb. 12, 2021	Feb. 12, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity Risk
Cash and cash equivalents			$ 12,935,860	$ 5,292,833	$ 9,242,809	$ 17,507,157
Current trade payables			3,705,626
February 2021 offering
Liquidity Risk
Gross proceeds from issue of units	$ 72,000,000	$ 72,000,000
Maximum number of years proceeds from financing offerings meets the requirements of operations	3 years	3 years
Not past due
Liquidity Risk
Current trade payables			1,612,254
30 - 60 days
Liquidity Risk
Current trade payables			869,498
Over 60 days
Liquidity Risk
Current trade payables			$ 1,223,874